SHAREHOLDERS' EQUITY (Details) - USD ($)			3 Months Ended	6 Months Ended		12 Months Ended
	Sep. 29, 2021	Sep. 28, 2021	Oct. 01, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Oct. 16, 2020
Authorized Shares [Roll forward]
Balance at beginning of period (in shares)			360,000,000	360,000,000
Balance at end of period (in shares)				360,000,000		360,000,000
Issued and Outstanding Shares [Roll forward]
Balance at beginning of period, issued (in shares)			158,464,967	151,446,112
Balance at beginning of period, outstanding (in shares)			158,464,967	151,446,112
Balance at end of period, issued (in shares)				158,464,967		151,446,112
Balance at end of period, outstanding (in shares)				158,464,967		151,446,112
Common Stock [Roll forward]
At-the-Market Offering, Value				$ 23,218,000	$ 14,758,000
Common Stock [Abstract]
At-the-market offering of common Stock				60,000,000
Gross amount of at-the-market offering of common stock				23,900,000
Net amount at-the-market offering of common stock				$ 23,200,000		$ 0
Common shares issued (in shares)				7,018,855
Forecast [Member]
Common Stock [Abstract]
Common shares issued (in shares)		23,346,304
Subsequent Event [Member]
Common Stock [Abstract]
At-the-market offering of common Stock	$ 60,000,000
Gross amount of at-the-market offering of common stock			$ 32,300,000
Net amount at-the-market offering of common stock	0		$ 31,500,000
Common shares issued (in shares)			13,499,446
Remaining available proceeds from offering			$ 3,900,000
Share price (in dollars per share)		$ 2.57
Maximum [Member]
Common Stock [Abstract]
At-the-market offering of common Stock							$ 60,000,000
Maximum [Member] | Subsequent Event [Member]
Common Stock [Abstract]
At-the-market offering of common Stock	$ 60,000,000
Common Stock [Member]
Authorized Shares [Roll forward]
Balance at beginning of period (in shares)			360,000,000	360,000,000
Balance at end of period (in shares)				360,000,000		360,000,000
Issued and Outstanding Shares [Roll forward]
Balance at beginning of period, issued (in shares)			158,464,967	151,446,112
Balance at beginning of period, outstanding (in shares)			158,464,967	151,446,112
At-the-Market Offering (in shares)				7,018,855	2,459,083
Balance at end of period, issued (in shares)				158,464,967		151,446,112
Balance at end of period, outstanding (in shares)				158,464,967		151,446,112
Common Stock [Roll forward]
Balance at beginning of period			$ 1,584,000	$ 1,514,000
At-the-Market Offering, Value				70,000	$ 25,000
Balance at end of period				$ 1,584,000		$ 1,514,000